Liquidity risk Narrative (Details) € in Thousands	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Undrawn lines of credit	€ 4,473	€ 4,355	€ 4,355
EIB finance contract credit line first tranch	€ 25,000,000
EIB finance duration from	6
EIB finance duration to	8
EIB finance reimbursement period	2
EIB finance interest margin	1.86%